UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:

  /s/ Steve Tarrab              New York, New York            August 15, 2011
 -----------------             -------------------           ----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:   $1,411,893
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE
                                                  TIGER CONSUMER MANAGEMENT, LLC
                                                          June 30, 2011


COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                                 TITLE                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP    (X1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
ADVANCE AUTO PARTS INC         COM             00751Y106  54801       936927 SH            SOLE                 936927     0     0
APPLE INC                      COM             037833100  56393       168000 SH            SOLE                 168000     0     0
ANCESTRY COM INC               COM             032803108  37469       905272 SH            SOLE                 905272     0     0
AMAZON COM INC                 COM             023135106  51530       251995 SH            SOLE                 251995     0     0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -  G0457F107  39704      1882583 SH            SOLE                1882583     0     0
BRUNSWICK CORP                 COM             117043109  42090      2063213 SH            SOLE                2063213     0     0
CONAGRA FOODS INC              COM             205887102  57172      2215101 SH            SOLE                2215101     0     0
CARNIVAL CORP                  PAIRED CTF      143658300  48259      1282465 SH            SOLE                1282465     0     0
CATALYST HEALTH SOLUTIONS IN   COM             14888B103  34110       611066 SH            SOLE                 611066     0     0
COACH INC                      COM             189754104  45540       712337 SH            SOLE                 712337     0     0
DOLLAR GEN CORP NEW            COM             256677105  56266      1660258 SH            SOLE                1660258     0     0
DARDEN RESTAURANTS INC         COM             237194105  36014       723762 SH            SOLE                 723762     0     0
GREEN MTN COFFEE ROASTERS IN   COM             393122106  57610       645416 SH            SOLE                 645416     0     0
HANSEN NAT CORP                COM             411310105  50265       620934 SH            SOLE                 620934     0     0
HERBALIFE LTD                  COM USD SHS     G4412G101  55795       967990 SH            SOLE                 967990     0     0
HARLEY DAVIDSON INC            COM             412822108  62171      1517483 SH            SOLE                1517483     0     0
CARMAX INC                     COM             143130102  63235      1912170 SH            SOLE                1912170     0     0
KROGER CO                      COM             501044101  50215      2024788 SH            SOLE                2024788     0     0
LIFE TIME FITNESS INC          COM             53217R207  41633      1043171 SH            SOLE                1043171     0     0
LULULEMON ATHLETICA INC        COM             550021109  32704       292472 SH            SOLE                 292472     0     0
MEDCO HEALTH SOLUTIONS INC     COM             58405U102  52604       930710 SH            SOLE                 930710     0     0
PRICELINE COM INC              COM NEW         741503403  51295       100200 SH            SOLE                 100200     0     0
PHILLIPS VAN HEUSEN CORP       COM             718592108  38597       589535 SH            SOLE                 589535     0     0
POLO RALPH LAUREN CORP         CL A            731572103  54298       409454 SH            SOLE                 409454     0     0
STARBUCKS CORP                 COM             855244109  52087      1319000 SH            SOLE                1319000     0     0
TEXAS ROADHOUSE INC            COM             882681109  23437      1336581 SH            SOLE                1336581     0     0
URBAN OUTFITTERS INC           COM             917047102  35749      1269929 SH            SOLE                1269929     0     0
WYNDHAM WORLDWIDE CORP         COM             98310W108  50256      1493492 SH            SOLE                1493492     0     0
YUM BRANDS INC                 COM             988498101  50194       908645 SH            SOLE                 908645     0     0
QUIKSILVER INC                 COM             74838C106  14789      3146641 SH            SOLE                3146641     0     0
ZUMIEZ INC                     COM             989817101  15611       625194 SH            SOLE                 625194     0     0







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